Quarterly Holdings Report
for
Fidelity® MSCI Financials Index ETF
October 31, 2021
T04-NPRT1-1221
1.9584809.107

Schedule of Investments October 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
BANKS – 38.5%
Diversified Banks – 24.0%
Bank of America Corp.	2,741,344	$ 130,981,416
Citigroup, Inc.	734,783	50,817,592
JPMorgan Chase & Co.	1,075,854	182,776,836
US Bancorp	502,558	30,339,427
Wells Fargo & Co.	1,469,551	75,182,229
		470,097,500
Regional Banks – 14.5%
1st Source Corp.	8,390	405,069
Allegiance Bancshares, Inc.	6,268	245,518
Amalgamated Financial Corp.	6,666	122,388
Amerant Bancorp, Inc. (a)	7,969	211,577
Ameris Bancorp	25,046	1,312,160
Arrow Financial Corp.	6,941	248,835
Associated Banc-Corp.	60,381	1,345,289
Atlantic Union Bankshares Corp.	31,547	1,131,591
Banc of California, Inc.	19,595	398,366
Bancfirst Corp.	7,556	491,216
Bank First Corp.	2,729	193,732
Bank of Hawaii Corp.	16,059	1,356,985
Bank of Marin Bancorp	6,354	242,151
Bank OZK	43,793	1,956,233
BankUnited, Inc.	28,307	1,148,132
Banner Corp.	7,670	443,019
Bar Harbor Bankshares	5,938	176,359
Berkshire Hills Bancorp, Inc.	15,531	421,667
BOK Financial Corp.	11,983	1,212,320
Brookline Bancorp, Inc.	17,341	278,323
Bryn Mawr Bank Corp.	8,389	388,746
Byline Bancorp, Inc.	10,479	269,939
Cadence Bank	50,441	1,463,804
Camden National Corp.	6,591	313,732
Capital City Bank Group, Inc.	5,952	159,930
Cathay General Bancorp	28,357	1,196,382
CBTX, Inc.	7,290	198,288
Central Pacific Financial Corp.	5,914	162,576
Century Bancorp, Inc. Class A	1,093	125,859
CIT Group, Inc.	35,271	1,746,973
Citizens Financial Group, Inc.	152,414	7,221,375
City Holding Co.	3,499	278,450
Columbia Banking System, Inc.	26,291	897,312
Comerica, Inc.	50,059	4,259,520
Commerce Bancshares, Inc.	38,341	2,703,424
Community Bank System, Inc.	17,089	1,224,769
Community Trust Bancorp, Inc.	7,719	337,166
ConnectOne Bancorp, Inc.	13,707	462,337
CrossFirst Bankshares, Inc. (a)	17,946	255,372
Cullen/Frost Bankers, Inc.	22,188	2,873,346
Customers Bancorp, Inc. (a)	11,010	586,723
CVB Financial Corp.	46,379	928,508
Dime Community Bancshares, Inc.	11,858	423,093

	Shares	Value

Eagle Bancorp, Inc.	8,214	$ 464,830
East West Bancorp, Inc.	50,962	4,050,460
Eastern Bankshares, Inc.	62,947	1,307,409
Enterprise Financial Services Corp.	14,884	699,846
FB Financial Corp.	12,171	551,711
Fifth Third Bancorp	249,608	10,865,436
First BanCorp	46,193	630,534
First BanCorp/NC	10,589	512,719
First Busey Corp.	23,153	590,170
First Citizens BancShares, Inc. Class A	2,070	1,684,773
First Commonwealth Financial Corp.	21,144	323,503
First Community Bankshares, Inc.	7,498	243,085
First Financial Bancorp	23,410	556,690
First Financial Bankshares, Inc.	48,840	2,477,165
First Financial Corp.	6,481	277,711
First Foundation, Inc.	14,290	380,257
First Hawaiian, Inc.	48,885	1,348,737
First Horizon Corp.	201,243	3,415,094
First Interstate Bancsystem, Inc. Class A	16,328	678,755
First Merchants Corp.	22,139	920,540
First Mid Bancshares, Inc.	6,394	275,454
First Midwest Bancorp, Inc.	36,342	699,583
First Republic Bank	62,651	13,553,291
Flushing Financial Corp.	10,523	252,762
FNB Corp.	128,272	1,494,369
Fulton Financial Corp.	66,049	1,063,389
German American Bancorp, Inc.	9,633	379,733
Glacier Bancorp, Inc.	38,663	2,137,677
Great Southern Bancorp, Inc.	5,845	329,833
Great Western Bancorp, Inc.	19,345	658,697
Hancock Whitney Corp.	32,239	1,595,186
Harborone Bancorp, Inc.	22,149	318,281
Heartland Financial USA, Inc.	16,263	815,102
Heritage Commerce Corp.	25,436	304,978
Heritage Financial Corp.	7,903	196,311
Hilltop Holdings, Inc.	24,242	859,136
Home BancShares, Inc.	58,212	1,383,117
HomeStreet, Inc.	4,901	231,131
Hope Bancorp, Inc.	33,000	481,470
Horizon Bancorp, Inc.	17,269	329,320
Huntington Bancshares, Inc.	525,682	8,274,235
Independent Bank Corp.	9,525	214,598
Independent Bank Corp./MA	10,302	870,519
Independent Bank Group, Inc.	13,984	1,010,903
International Bancshares Corp.	20,106	852,494
Investors Bancorp, Inc.	83,925	1,284,052
KeyCorp	344,733	8,021,937
Lakeland Bancorp, Inc.	23,118	415,662
Lakeland Financial Corp.	9,231	663,432

Quarterly Report	2

Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
Live Oak Bancshares, Inc.	11,579	$ 1,032,615
M&T Bank Corp.	46,077	6,778,848
Mercantile Bank Corp.	7,819	268,739
Meta Financial Group, Inc.	8,128	450,616
Midland States Bancorp, Inc.	9,668	248,081
MidWestOne Financial Group, Inc.	7,431	232,962
National Bank Holdings Corp. Class A	6,487	281,341
NBT Bancorp, Inc.	11,425	419,183
Nicolet Bankshares, Inc. (a)	4,009	288,207
OceanFirst Financial Corp.	24,272	538,110
OFG Bancorp	11,281	292,178
Old National Bancorp	42,383	723,902
Origin Bancorp, Inc.	8,971	400,107
Pacific Premier Bancorp, Inc.	29,158	1,224,344
PacWest Bancorp	42,565	2,020,561
Park National Corp.	5,803	746,208
Peapack-Gladstone Financial Corp.	7,752	260,080
Peoples Bancorp, Inc.	9,717	310,555
People's United Financial, Inc.	155,575	2,666,555
Pinnacle Financial Partners, Inc.	27,344	2,640,610
Popular, Inc.	29,297	2,385,948
Preferred Bank	2,619	179,585
Prosperity Bancshares, Inc.	34,028	2,562,649
QCR Holdings, Inc.	6,272	345,838
Regions Financial Corp.	343,412	8,131,996
Renasant Corp.	15,826	592,051
Republic Bancorp, Inc. Class A	4,235	228,775
S&T Bancorp, Inc.	8,188	250,225
Sandy Spring Bancorp, Inc.	19,674	933,728
Seacoast Banking Corp. of Florida	16,053	584,811
ServisFirst Bancshares, Inc.	17,974	1,443,492
Signature Bank	20,495	6,103,821
Silvergate Capital Corp. (a)	8,486	1,329,077
Simmons First National Corp. Class A	38,186	1,141,380
Southside Bancshares, Inc.	10,862	448,818
SouthState Corp.	25,696	2,006,601
Sterling Bancorp	71,146	1,810,666
Stock Yards Bancorp, Inc.	9,262	567,297
SVB Financial Group (a)	19,854	14,243,260
Synovus Financial Corp.	54,158	2,523,221
Texas Capital Bancshares, Inc. (a)	18,365	1,112,919
The Bancorp, Inc. (a)	18,083	552,436
The First Bancshares, Inc.	8,799	354,160
The First of Long Island Corp.	10,205	205,427
The PNC Financial Services Group, Inc.	151,263	31,921,031
Tompkins Financial Corp.	5,870	481,986
Towne Bank	30,160	950,643

		Shares	Value

Trico Bancshares		11,750	$ 515,002
TriState Capital Holdings, Inc. (a)		10,377	311,829
Triumph Bancorp, Inc. (a)		8,537	1,001,390
Truist Financial Corp.		477,851	30,329,203
Trustmark Corp.		24,184	769,293
UMB Financial Corp.		17,143	1,694,071
Umpqua Holdings Corp.		82,312	1,683,280
United Bankshares, Inc.		48,080	1,778,479
United Community Banks, Inc.		19,650	684,606
Univest Financial Corp.		13,550	388,885
Valley National Bancorp		151,617	2,010,441
Veritex Holdings, Inc.		16,570	678,541
Washington Trust Bancorp, Inc.		7,637	417,438
Webster Financial Corp.		33,054	1,849,702
WesBanco, Inc.		26,634	926,064
Westamerica BanCorp.		7,079	394,725
Western Alliance Bancorp		37,028	4,298,580
Wintrust Financial Corp.		21,102	1,867,527
Zions Bancorp NA		58,689	3,696,820
			283,276,150
TOTAL BANKS	753,373,650
CAPITAL MARKETS – 28.0%
Asset Management & Custody Banks – 10.4%
Affiliated Managers Group, Inc.		14,876	2,497,383
Ameriprise Financial, Inc.		41,146	12,431,441
Apollo Global Management, Inc.		61,736	4,750,585
Ares Management Corp. Class A		43,141	3,655,768
Artisan Partners Asset Management, Inc. Class A		23,513	1,164,834
Assetmark Financial Holdings, Inc. (a)		6,737	172,737
BlackRock, Inc.		54,191	51,127,041
Blackstone, Inc. Class A		243,275	33,674,126
Blucora, Inc. (a)		17,835	294,634
Brightsphere Investment Group, Inc.		21,736	651,645
Cohen & Steers, Inc.		8,660	821,747
Diamond Hill Investment Group, Inc.		1,085	235,293
Federated Hermes, Inc.		34,005	1,132,707
Focus Financial Partners, Inc. Class A (a)		19,481	1,224,576
Franklin Resources, Inc.		107,560	3,387,064
Hamilton Lane, Inc. Class A		12,624	1,319,334
Invesco Ltd.		122,852	3,121,669
Janus Henderson Group PLC		54,704	2,543,736
KKR & Co., Inc.		186,176	14,832,642
Northern Trust Corp.		70,420	8,664,477
SEI Investments Co.		43,639	2,751,003
State Street Corp.		129,785	12,790,312
StepStone Group, Inc.		13,890	652,552
T Rowe Price Group, Inc.		80,601	17,480,745
The Bank of New York Mellon Corp.		295,834	17,513,373
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
CAPITAL MARKETS – continued
Asset Management & Custody Banks – continued
The Carlyle Group, Inc.		56,701	$ 3,183,761
Victory Capital Holdings, Inc. Class A		6,151	233,123
Virtus Investment Partners, Inc.		2,754	881,280
WisdomTree Investments, Inc.		39,119	249,970
			203,439,558
Financial Exchanges & Data – 8.8%
Cboe Global Markets, Inc		37,855	4,994,589
CME Group, Inc.		127,477	28,115,052
Donnelley Financial Solutions, Inc. (a)		11,160	427,651
FactSet Research Systems, Inc.		13,413	5,953,897
Intercontinental Exchange, Inc.		199,744	27,656,554
MarketAxess Holdings, Inc.		13,540	5,533,392
Moody's Corp.		59,777	24,158,874
Morningstar, Inc.		8,345	2,643,279
MSCI, Inc.		29,302	19,482,314
Nasdaq, Inc.		40,653	8,531,845
Open Lending Corp. Class A (a)		31,426	990,547
S&P Global, Inc.		85,586	40,581,458
Tradeweb Markets, Inc. Class A		37,246	3,318,619
			172,388,071
Investment Banking & Brokerage – 8.8%
B Riley Financial, Inc.		5,326	381,661
BGC Partners, Inc. Class A		108,552	582,924
Cowen, Inc. Class A		8,825	332,967
Evercore, Inc. Class A		14,568	2,212,005
Freedom Holding Corp. (a)		6,304	420,414
Goldman Sachs Group, Inc.		120,759	49,915,733
Houlihan Lokey, Inc.		18,257	2,046,245
Interactive Brokers Group, Inc. Class A		29,287	2,074,984
Jefferies Financial Group, Inc.		74,757	3,214,551
LPL Financial Holdings, Inc.		28,653	4,699,665
Moelis & Co. Class A		22,158	1,611,773
Morgan Stanley		495,970	50,975,797
Piper Sandler Cos.		6,728	1,108,034
PJT Partners, Inc. Class A		8,560	700,122
Raymond James Financial, Inc.		66,490	6,555,249
Stifel Financial Corp.		37,619	2,741,297
StoneX Group, Inc. (a)		6,040	417,424
The Charles Schwab Corp.		513,846	42,150,787
Virtu Financial, Inc. Class A		31,482	783,272
			172,924,904
TOTAL CAPITAL MARKETS	548,752,533
CONSUMER FINANCE – 5.7%
Consumer Finance – 5.7%
Ally Financial, Inc.		131,482	6,276,951
American Express Co.		242,564	42,152,772

		Shares	Value

Capital One Financial Corp.		160,389	$ 24,223,551
Credit Acceptance Corp. (a)		3,243	1,939,995
Discover Financial Services		108,492	12,294,313
Encore Capital Group, Inc. (a)		10,754	580,931
Enova International, Inc. (a)		13,266	430,349
FirstCash, Inc.		14,712	1,301,571
Green Dot Corp. Class A (a)		17,181	727,787
LendingClub Corp. (a)		33,445	1,537,132
LendingTree, Inc. (a)		4,338	700,110
Navient Corp.		64,681	1,274,216
Nelnet, Inc. Class A		6,055	500,325
OneMain Holdings, Inc.		29,269	1,545,696
PRA Group, Inc. (a)		16,157	692,812
PROG Holdings, Inc.		24,301	982,975
SLM Corp.		105,254	1,931,411
Synchrony Financial		207,323	9,630,153
Upstart Holdings, Inc. (a)		6,846	2,204,686
World Acceptance Corp. (a)		1,393	258,248
TOTAL CONSUMER FINANCE	111,185,984
DIVERSIFIED FINANCIAL SERVICES – 7.4%
Multi-Sector Holdings – 7.0%
Berkshire Hathaway, Inc. Class B (a)		471,472	135,317,179
Cannae Holdings, Inc. (a)		29,935	1,020,783
			136,337,962
Other Diversified Financial Services – 0.4%
Equitable Holdings, Inc.		137,893	4,619,416
Voya Financial, Inc.		43,308	3,021,599
			7,641,015
Specialized Finance – 0.0%
NewStar Financial, Inc. (b)		6,699	0
TOTAL DIVERSIFIED FINANCIAL SERVICES	143,978,977
INSURANCE – 17.7%
Insurance Brokers – 4.5%
Aon PLC Class A		80,179	25,650,866
Arthur J Gallagher & Co.		73,170	12,268,414
Brown & Brown, Inc.		85,457	5,393,191
BRP Group, Inc. Class A (a)		19,552	713,648
Crawford & Co. Class A		4,418	38,172
eHealth, Inc. (a)		8,813	390,857
GoHealth, Inc. Class A (a)		18,051	97,475
Goosehead Insurance, Inc. Class A		6,625	955,987
Marsh & McLennan Cos., Inc.		180,685	30,138,258
Selectquote, Inc. (a)		20,839	276,950
Willis Towers Watson PLC		45,814	11,099,816
			87,023,634
Life & Health Insurance – 3.7%
Aflac, Inc.		228,482	12,262,629
American Equity Investment Life Holding Co.		30,476	971,270

Quarterly Report	4

Common Stocks – continued
	Shares	Value
INSURANCE – continued
Life & Health Insurance – continued
Athene Holding Ltd. Class A (a)	47,605	$ 4,142,111
Brighthouse Financial, Inc. (a)	31,331	1,573,756
CNO Financial Group, Inc.	47,645	1,150,150
Genworth Financial, Inc. Class A (a)	173,544	713,266
Globe Life, Inc.	34,954	3,111,605
Independence Holding Co.	1,706	83,679
Lincoln National Corp.	64,386	4,645,450
MetLife, Inc.	264,647	16,619,831
National Western Life Group, Inc. Class A	884	190,069
Primerica, Inc.	14,163	2,382,783
Principal Financial Group, Inc.	96,645	6,483,913
Prudential Financial, Inc.	139,793	15,384,220
Trupanion, Inc. (a)	12,182	1,247,437
Unum Group	71,591	1,823,423
		72,785,592
Multi-line Insurance – 1.8%
American Financial Group, Inc.	25,755	3,503,710
American International Group, Inc.	305,075	18,026,882
American National Group, Inc.	2,872	544,847
Assurant, Inc.	21,525	3,472,198
Horace Mann Educators Corp.	10,054	393,916
The Hartford Financial Services Group, Inc.	126,913	9,255,765
		35,197,318
Property & Casualty Insurance – 7.0%
Ambac Financial Group, Inc. (a)	17,300	292,543
AMERISAFE, Inc.	7,670	454,754
Arch Capital Group Ltd. (a)	144,458	6,041,234
Argo Group International Holdings Ltd.	12,720	700,872
Assured Guaranty Ltd.	27,119	1,507,274
Axis Capital Holdings Ltd.	27,292	1,421,094
Chubb Ltd.	159,868	31,235,010
Cincinnati Financial Corp.	54,486	6,616,780
Donegal Group, Inc. Class A	6,490	92,483
Employers Holdings, Inc.	6,239	240,825
Erie Indemnity Co. Class A	9,195	1,892,423
Fidelity National Financial, Inc.	97,329	4,663,032
First American Financial Corp.	38,844	2,841,050
HCI Group, Inc.	2,463	330,067
Heritage Insurance Holdings, Inc.	8,673	56,721
James River Group Holdings Ltd.	13,097	418,449
Kemper Corp.	23,176	1,471,212
Kinsale Capital Group, Inc.	7,894	1,477,362
Lemonade, Inc. (a)	13,310	827,350
Loews Corp.	81,364	4,562,079
Markel Corp. (a)	4,930	6,473,731
MBIA, Inc. (a)	17,696	274,996
Mercury General Corp.	10,314	562,010

		Shares	Value

MetroMile, Inc. (a)		26,749	$ 82,119
Old Republic International Corp.		104,870	2,708,792
Palomar Holdings, Inc. (a)		8,894	813,356
ProAssurance Corp.		13,572	310,935
RLI Corp.		14,679	1,589,882
Safety Insurance Group, Inc.		3,083	241,738
Selective Insurance Group, Inc.		21,650	1,696,711
State Auto Financial Corp.		6,403	328,538
Stewart Information Services Corp.		7,616	542,031
The Allstate Corp.		106,394	13,157,746
The Hanover Insurance Group, Inc.		13,356	1,682,856
The Progressive Corp.		208,193	19,753,352
The Travelers Cos., Inc.		89,395	14,381,868
United Fire Group, Inc.		8,389	171,387
Universal Insurance Holdings, Inc.		8,845	130,641
White Mountains Insurance Group Ltd.		1,132	1,194,249
WR Berkley Corp.		51,128	4,069,789
			137,309,341
Reinsurance – 0.7%
Alleghany Corp. (a)		4,957	3,228,891
Enstar Group Ltd. (a)		4,260	983,123
Everest Re Group Ltd.		14,298	3,738,927
Reinsurance Group of America, Inc.		24,156	2,852,340
RenaissanceRe Holdings Ltd.		17,692	2,508,725
SiriusPoint Ltd. (a)		32,274	303,376
			13,615,382
TOTAL INSURANCE	345,931,267
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 1.3%
Mortgage REITs – 1.3%
AGNC Investment Corp.		186,354	2,966,756
Annaly Capital Management, Inc.		496,661	4,201,752
Apollo Commercial Real Estate Finance, Inc.		50,522	764,903
Arbor Realty Trust, Inc.		45,847	921,983
Ares Commercial Real Estate Corp.		16,146	252,201
ARMOUR Residential REIT, Inc.		25,625	269,575
Blackstone Mortgage Trust, Inc. Class A		50,089	1,647,928
BrightSpire Capital, Inc.		30,056	294,849
Broadmark Realty Capital, Inc.		45,596	470,551
Chimera Investment Corp.		84,415	1,317,718
Dynex Capital, Inc.		10,797	188,947
Ellington Financial, Inc.		18,652	339,093
Franklin BSP Realty Trust, Inc. (a)		11,556	189,634
Granite Point Mortgage Trust, Inc.		18,329	245,609
Hannon Armstrong Sustainable Infrastructure Capital, Inc.		28,157	1,700,683
Invesco Mortgage Capital, Inc.		101,025	317,218
KKR Real Estate Finance Trust, Inc.		11,548	250,707
Ladder Capital Corp.		40,690	488,280
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Mortgage REITs – continued
MFA Financial, Inc.		142,425	$ 642,337
New Residential Investment Corp.		165,255	1,877,297
New York Mortgage Trust, Inc.		133,443	585,815
PennyMac Mortgage Investment Trust		34,933	703,900
Ready Capital Corp.		20,525	317,522
Redwood Trust, Inc.		40,298	546,441
Starwood Property Trust, Inc.		102,209	2,603,263
TPG RE Finance Trust, Inc.		17,693	231,247
Two Harbors Investment Corp.		112,924	724,972
TOTAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)	25,061,181
THRIFTS & MORTGAGE FINANCE – 1.1%
Thrifts & Mortgage Finance – 1.1%
Axos Financial, Inc. (a)		19,150	1,014,950
Capitol Federal Financial, Inc.		47,298	573,725
Columbia Financial, Inc. (a)		19,655	365,976
Essent Group Ltd.		40,765	1,956,720
Federal Agricultural Mortgage Corp. Class C		3,406	429,463
Flagstar Bancorp, Inc.		18,547	875,233
Kearny Financial Corp.		30,941	415,228
Luther Burbank Corp.		8,228	119,388
Merchants Bancorp		4,084	181,452
Meridian Bancorp, Inc.		18,277	424,026
MGIC Investment Corp.		121,011	1,955,538
Mr. Cooper Group, Inc. (a)		24,477	1,073,072
New York Community Bancorp, Inc.		167,882	2,086,773
NMI Holdings, Inc. Class A (a)		29,538	717,183
Northfield Bancorp, Inc.		16,485	289,312
Northwest Bancshares, Inc.		31,074	428,821
PennyMac Financial Services, Inc.		19,193	1,191,118
Premier Financial Corp.		14,195	452,537
Provident Financial Services, Inc.		27,885	690,433

		Shares	Value

Radian Group, Inc.		70,183	$ 1,675,268
Rocket Cos., Inc. Class A		48,711	802,757
TFS Financial Corp.		20,132	391,769
TrustCo Bank Corp.		4,098	137,529
UWM Holdings Corp.		33,021	224,543
Walker & Dunlop, Inc.		10,960	1,425,567
Washington Federal, Inc.		28,259	999,238
Waterstone Financial, Inc.		10,041	207,547
WSFS Financial Corp.		14,413	746,737
TOTAL THRIFTS & MORTGAGE FINANCE	21,851,903
TOTAL COMMON STOCKS (Cost $1,522,972,190)			1,950,135,495
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (c) (Cost $2,649,000)		2,649,001	2,649,001
TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $1,525,621,190)	1,952,784,496
NET OTHER ASSETS (LIABILITIES) (d) – 0.2%	3,216,294
NET ASSETS – 100.0%	$1,956,000,790

Legend
(a)	Non-income producing.
(b)	Level 3 security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	Includes $287,300 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	4	December 2021	$ 459,060	$ 9,086	$ 9,086
CME E-mini S&P Financial Select Sector Index Contracts (United States)	39	December 2021	4,827,713	154,533	154,533
Total Equity Index Contracts					$163,619
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
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Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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Quarterly Report	8